Other operating income and expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Other operating income
Government grant income	€ 11	€ 120		€ 75
Amortization of gain on sale and leaseback transactions	119	206		283
Reimbursement of transaction costs	121	254		127
Gains from foreign exchange transactions	794	135		645
Other	252	286		287
Total	1,297	1,001	[1],[2]	1,417	[2]
Other operating expense
Impairment loss on trade and other receivables	224	240		379
Losses from foreign exchange transactions	511	1,585		2,077
Impairment of goodwill				1,130
Equity-settled share-based payment transaction in relation to the establishment of a subsidiary with non-controlling interest				256
Other	16	19		39
Total	€ 751	€ 1,844	[1],[2]	€ 3,881	[2]

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Note 6 to the consolidated financial statements.
[2]	voxeljet AG has initially applied IFRS 15 and IFRS 9 as of January 1, 2018. Under the transition methods chosen, comparative information has not been restated. For further information, see Note 3 to the consolidated financial statements.